Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss available to common stockholders for basic and diluted EPS	$ (115,158)	$ (118,741)	$ (25,968)
Denominator:
Weighted average shares used in computing basic and diluted net loss per share (in shares)	69,687,836	64,196,537	55,547,408
Basic and diluted net loss per share (in dollars per share)	$ (1.65)	$ (1.85)	$ (0.47)